Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions [Text Block]

13. Related Party Transactions

Related party balances

The following amounts due to related parties are included in accounts payable and accrued liabilities:

	December 31, 2021	December 31, 2020
Companies controlled by directors of the Company	$31,500	$72,070
Directors or officers of the Company	75,083	191,335
	$106,583	$263,405

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

During the year ended December 31, 2021, the following transactions with related parties occurred:

In June 2021, the company issued 889,612 common shares (each, a "Share") in settlement of $342,500 owed by the Company to certain creditors ("Creditors") (Note 12). Of the $342,500 debt settlement, $141,052 was owed to directors or officers of the Company.

On March 31, 2021, the Company has announced its intention to pay accrued dividends of $47,437 outstanding on the Class A Preferred Shares (the "Dividend Payment") in common shares (each, a "Share") of the Company at a price of $0.375 per Share.

On April 19, 2021, the TSX Venture Exchange approved the settlement of $47,737 in accrued dividends via issuance of 126,492 common shares at the price of $0.375. Of the $47,737 accrued dividends, $14,156 were owed to certain directors of the Company.

During the year ended December 31, 2020, the following transactions with related parties occurred:

On July 15, 2020, the Company closed a private placement offering (the "Offering"), pursuant to which it sold an aggregate of 3,649,110 units (each, a "Unit"), at a price of $0.18 per Unit, for gross proceeds of $656,840.

A director of the Company participated by subscribing to 1,125,500 common shares for the sum of $202,590.

In August 2020, the company issued 1,426,491 common shares (each, a "Share") in settlement of $256,769 owing to various creditors (the "Debt Settlement") after receipt of approval from the TSX Venture Exchange (the "Exchange").

The Shares were issued on August 18, 2020. The Shares are subject to a statutory hold period of four months and one day after closing of the Debt Settlement.

Of the $256,769 debt settlement disclosed in note 12, $204,769 was owed to directors or officers of the Company.

The Company incurred the following transactions with companies that are controlled by directors and/or officers of the Company. The transactions were measured at the amount agreed to by the parties.

	December 31, 2021	December 31, 2020	December 31, 2019
Research and development	$48,404	$48,358	$166,023
	$48,404	$48,358	$166,023

Key management compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive directors, the Chief Executive Officer and the Chief Financial Officer.

	December 31, 2021	December 31, 2020	December 31, 2019
General and administrative - salaries and contracts	$336,000	$336,000	$336,000
Directors' fees	75,083	71,250	70,500
Stock-based compensation	382,442	3,397	26,275
	$793,525	$410,647	$432,775

Preference shares

In 2019, three directors of the Company purchased 325,000 preference shares for $130,000 (Note 9) in total. Accrued dividends to these three directors was $6,825 as at December 31, 2021 ($11,881 - December 31, 2020).